Restatement of Condensed Financial Statements - Condensed Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($)	3 Months Ended						4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Revenues		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
General and administrative expenses	$ 1,624,076	361,005	385,106	600,414	395,583	146,624	181,824	985,520	577,407	1,346,525	953,436	3,949,600
Loss from operations	(1,624,076)	(361,005)	(385,106)	(600,414)	(395,583)	(146,624)	(181,824)	(985,520)	(577,407)	(1,346,525)	(953,436)	(3,949,600)
Other income
Other income				5,675
Interest income	4,070	44,890	56,038	915,995	933,853	218,104	218,104	972,033	1,151,957	1,016,923	1,872,701	1,022,546
Income (loss) before provision for income taxes	(933,331)	(554,465)	(431,218)	321,256	484,888	82,226	47,026	(109,962)	531,914	(664,427)	853,929	(3,857,754)
Provision for income taxes	3,258	14,119	16,722	238,568	278,662	65,082	65,082	255,290	343,744	269,409	558,814	271,087
Net income (loss) and comprehensive income (loss)	(936,589)	(568,584)	(447,940)	82,688	206,226	17,144	(18,056)	(365,252)	188,170	(933,836)	295,115	(4,128,841)
Net loss attributable to common stockholders	$ (937,165)	$ (592,005)	$ (477,965)	$ (436,015)	$ (294,893)	$ (99,784)	$ (134,984)	$ (912,616)	$ (429,987)	$ (1,502,789)	$ (710,435)	$ (4,684,707)
Weighted-average shares of common stock outstanding, basic and diluted	5,695,296	5,285,931	5,235,225	5,216,179	5,236,983	4,512,112	4,245,745	5,225,702	4,682,079	5,245,925	4,847,100	5,304,752
Net loss per share of common stock, basic and diluted	$ (0.16)	$ (0.11)	$ (0.09)	$ (0.08)	$ (0.06)	$ (0.02)	$ (0.03)	$ (0.17)	$ (0.09)	$ (0.29)	$ (0.15)	$ (0.88)
As Originally Reported
Revenues		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
General and administrative expenses		361,005	385,106	600,414	395,583	146,624	181,824	985,520	577,407	1,346,525	953,436	3,949,600
Loss from operations		(361,005)	(385,106)	(600,414)	(395,583)	(146,624)	(181,824)	(985,520)	(577,407)	(1,346,525)	(953,436)	(3,949,600)
Other income
Interest income		44,890	56,038	915,995	933,853	218,104	218,104	972,033	1,151,957	1,016,923	1,872,701	1,022,546
Income (loss) before provision for income taxes		(316,115)	(329,068)	315,581	538,270	71,480	36,280	(13,487)	574,550	(329,602)	919,265	(2,927,054)
Provision for income taxes		14,119	16,772	238,568	278,662	65,082	65,082	255,290	343,744	269,409	558,814	271,087
Net income (loss) and comprehensive income (loss)		(330,234)	(345,790)	77,013	259,608	6,398	(28,802)	(268,777)	230,806	(599,011)	360,451	(3,198,141)
Net loss attributable to common stockholders		$ (353,726)	$ (375,864)	$ (442,226)	$ (241,866)	$ (110,603)	$ (145,803)	$ (817,037)	$ (387,789)	$ (1,169,699)	$ (646,171)	$ (3,757,865)
Weighted-average shares of common stock outstanding, basic and diluted		5,245,947	5,212,356	5,198,305	5,223,704	4,510,025	4,244,122	5,205,331	4,675,325	5,218,968	4,836,966	5,263,939
Net loss per share of common stock, basic and diluted		$ (0.07)	$ (0.07)	$ (0.09)	$ (0.05)	$ (0.02)	$ (0.03)	$ (0.16)	$ (0.08)	$ (0.22)	$ (0.13)	$ (0.71)
Restatement Adjustment
Revenues		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Other income
Other income				5,675
Income (loss) before provision for income taxes		(238,350)	(102,150)	5,675	(53,382)	10,746	10,746	(96,475)	(42,636)	(334,825)	(65,336)	(930,700)
Net income (loss) and comprehensive income (loss)		(238,350)	(102,150)	5,675	(53,382)	10,746	10,746	(96,475)	(42,636)	(334,825)	(65,336)	(930,700)
Net loss attributable to common stockholders		$ (238,279)	$ (102,101)	$ 6,211	$ (53,027)	$ 10,819	$ 10,819	$ (95,579)	$ (42,198)	$ (333,090)	$ (64,264)	$ (926,842)
Weighted-average shares of common stock outstanding, basic and diluted		39,984	22,869	17,874	13,279	2,087	1,623	20,371	6,754	26,957	10,134	40,813
Net loss per share of common stock, basic and diluted		$ (0.04)	$ (0.02)	$ 0.01	$ (0.01)			$ (0.01)	$ (0.01)	$ (0.07)	$ (0.02)	$ (0.17)